Parent Company Financial Information (Schedule Of Cash Flows) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income/(loss)		$ 222,519,000	$ 26,904,000	$ (26,816,000)
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other		56,896,000	71,616,000	117,972,000
Loss on securities		(2,872,000)	(2,211,000)	(365,000)
Stock-based compensation expense		11,351,000	16,144,000	16,201,000
Net (increase)/decrease in interest receivable and other assets		292,860,000	4,087,000	186,456,000
Net (decrease)/increase in interest payable and other liabilities		(62,955,000)	(279,243,000)	(223,457,000)
Total adjustments		470,688,000	393,004,000	386,904,000
Net cash provided/(used) by operating activities		704,734,000	431,373,000	371,552,000
Securities:
Sales and prepayments		7,829,000	63,787,000	47,536,000
Purchases		(751,365,000)	(1,348,526,000)	(1,157,906,000)
Premises and equipment:
Purchases		(38,880,000)	(41,463,000)	(21,862,000)
Decrease/(increase) in interest-bearing cash		(891,670,000)	(349,940,000)	99,483,000
Net cash provided/(used) by investing activities		(1,486,679,000)	762,953,000	(415,165,000)
Preferred stock:
Proceeds from issuance of preferred stock		0	95,624,000	0
Cash dividends		(6,200,000)	(4,288,000)	0
Common stock:
Exercise of stock options		1,864,000	651,000	144,000
Cash dividends		(47,366,000)	(38,229,000)	(10,066,000)
Repurchase of shares	[1]	(43,579,000)	(91,533,000)	(133,757,000)
Term borrowings:
Repayment of term borrowings		(23,572,000)	(430,088,000)	(234,209,000)
Increase/(decrease) in short-term borrowings		89,916,000	(738,650,000)	288,060,000
Net cash provided/(used) by financing activities		1,025,441,000	(1,472,679,000)	321,620,000
Net increase/(decrease) in cash and cash equivalents		243,496,000	(278,353,000)	278,007,000
Total interest paid		81,151,000	97,387,000	111,033,000
Total taxes paid		77,779,000	5,437,000	33,112,000
Parent Company [Member]
Operating activities:
Net income/(loss)		222,519,000	26,904,000	(26,816,000)
Less undistributed net loss of subsidiaries		69,424,000	(117,900,000)	(89,387,000)
Income/(loss) before equity in undistributed net income of subsidiaries		153,095,000	144,804,000	62,571,000
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other		(390,000)	(1,314,000)	(2,335,000)
Loss on securities		(5,736,000)	(2,182,000)	0
Stock-based compensation expense		11,351,000	16,144,000	16,201,000
Net (increase)/decrease in interest receivable and other assets		(1,836,000)	(4,959,000)	(14,945,000)
Net (decrease)/increase in interest payable and other liabilities		1,505,000	8,626,000	1,599,000
Total adjustments		4,894,000	16,315,000	520,000
Net cash provided/(used) by operating activities		157,989,000	161,119,000	63,091,000
Securities:
Sales and prepayments		4,693,000	599,000	512,000
Purchases		(40,000)	(120,000)	(180,000)
Premises and equipment:
Purchases		(20,000)	(63,000)	(225,000)
Decrease/(increase) in interest-bearing cash		15,800,000	64,200,000	85,000,000
Return on investment in subsidiary		150,000	90,000	0
Net cash provided/(used) by investing activities		20,583,000	64,706,000	85,107,000
Preferred stock:
Proceeds from issuance of preferred stock		0	95,624,000	0
Cash dividends		(6,200,000)	(4,288,000)	0
Common stock:
Exercise of stock options		1,864,000	651,000	144,000
Cash dividends		(47,366,000)	(38,229,000)	(10,066,000)
Repurchase of shares		(43,579,000)	(91,533,000)	(133,757,000)
Term borrowings:
Repayment of term borrowings		0	(100,000,000)	0
Increase/(decrease) in short-term borrowings		3,000,000	(27,200,000)	(900,000)
Other		0	0	(14,000)
Net cash provided/(used) by financing activities		(92,281,000)	(164,975,000)	(144,593,000)
Net increase/(decrease) in cash and cash equivalents		86,291,000	60,850,000	3,605,000
Cash and cash equivalents at beginning of period		81,271,000	20,421,000	16,816,000
Cash and cash equivalents at end of period		167,562,000	81,271,000	20,421,000
Total interest paid		23,282,000	24,102,000	23,858,000
Total taxes paid		$ 17,053,000	$ 31,075,000	$ 10,671,000

[1]	2014 includes $38.5 million repurchased under the share repurchase program launched in 2014. 2013 and 2012 include $87.6 million, and $131.0 million, respectively, repurchased under the share repurchase program which was active from October 2011 to January 2014.